Parent Company Information_Condensed Statements Of Comprehensive Income(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	[1],[2]	Dec. 31, 2018 [1]	Dec. 31, 2017
Income
Dividends from subsidiaries	₩ 926,934		₩ 1,089,556	₩ 693,660
Dividends from an associate	0		0	15,884
Interest from subsidiaries	3,618		5,710	3,207
Other income	22,709		20,940	15,147
Total income	953,261		1,116,206	727,898
Expense
Interest expense	126,065		122,451	101,107
Non-interest expense	80,355		65,027	78,888
Total expense	206,420		187,478	179,995
Profit before tax expense	746,841		928,728	547,903
Tax income(expense)	(854)		(2,823)	5,522
Profit for the year	745,987	[3]	925,905	553,425
Other comprehensive loss for the year, net of tax	(520)		(1,911)	(491)
Total comprehensive income for the year	₩ 745,467		₩ 923,994	₩ 552,934

[1]	The condensed statement of comprehensive income for the year ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	The condensed statement of comprehensive income for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.
[3]	The condensed statement of cash flow for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.